SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator for earnings per share:
Net loss attributable to the Company's ordinary shareholders	$ (1,160,446)	$ (2,154,084)
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	11,675,216	11,675,216	11,675,216
Weighted average ordinary shares - diluted	11,675,216	11,675,216	11,675,216
Per share amount
Per share - basic	$ (0.10)	$ (0.18)	$ (0.19)
Per share - diluted	$ (0.10)	$ (0.18)	$ (0.19)